UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond
              Series, Inc. Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock Short-Term Bond Fund
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                          Beneficial
                            Interest
                               (000)   Mutual Funds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $ 558,874   Short-Term Bond Master Portfolio of Short-Term Bond Master LLC                 $ 687,862,146
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $706,703,735) - 100.4%                                 687,862,146

                                       Liabilities in Excess of Other Assets - (0.4%)                                    (2,644,670)
                                                                                                                      -------------
                                       Net Assets - 100.0%                                                            $ 685,217,476
                                                                                                                      =============

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)

                                 Par
                               (000)   Asset-Backed Securities                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 5,008   ACE Securities Corp. Series 2006-FM2 Class A2A, 2.945%, 8/25/36 (a)             $  4,714,586
                               6,425   AEP Texas Central Transition Funding Series 2006-A Class A2, 4.98%, 7/01/15        6,639,465
                               3,349   Aegis Asset Backed Securities Trust Series 2006-1 Class A1,
                                       2.975%, 1/25/37 (a)                                                                3,242,090
                               8,880   Ameriquest Mortgage Securities, Inc. Series 2004-FR1 Class A5, 4.455%,
                                       5/25/34 (a)                                                                        8,843,896
                               2,786   Asset Backed Funding Certificates Series 2006-OPT2 Class A3A, 2.955%,
                                       10/25/36 (a)                                                                       2,666,023
                               5,350   Bank of America Credit Card Trust Series 2007-A7 Class A7, 2.716%,
                                       8/15/12 (a)                                                                        5,252,698
                               1,250   Capital Auto Receivables Asset Trust Series 2004-2 Class D, 5.82%,
                                       5/15/12 (b)                                                                        1,253,936
                                 194   Capital Auto Receivables Asset Trust Series 2006-SN1A Class A2A, 5.40%,
                                       1/20/09 (b)                                                                          194,761
                               1,285   Chase Manhattan Auto Owner Trust Series 2005-A Class A3, 3.87%, 6/15/09            1,287,277
                               8,080   Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A, 2.955%,
                                       5/25/37 (a)                                                                        7,696,207
                                 804   Countrywide Asset Backed Certificates Series 2004-13 Class AF3, 3.989%,
                                       12/25/34 (a)                                                                         797,883
                               2,854   Countrywide Asset Backed Certificates Series 2006-20 Class 2A1, 2.945%,
                                       4/25/37 (a)                                                                        2,725,828
                               6,525   Daimler Chrysler Auto Trust Series 2006-C Class A3, 5.02%, 7/08/10                 6,577,191
                               3,378   First Horizon Asset Backed Securities Trust Series 2004-HE4 Class A2,
                                       4.07%, 7/25/19                                                                     3,267,248
                               3,448   Ford Credit Auto Owner Trust Series 2005-A Class A4, 3.72%, 10/15/09               3,452,303
                               3,868   Ford Credit Auto Owner Trust Series 2005-B Class A4, 4.38%, 1/15/10                3,872,112
                               1,388   Ford Credit Auto Owner Trust Series 2005-C Class A3, 4.30%, 8/15/09                1,391,355
                               7,825   Ford Credit Auto Owner Trust Series 2008-A Class A3A, 3.96%, 4/15/12               7,853,167
                                 644   Fremont Home Loan Trust Series 2005-E Class 2A2, 3.065%, 1/25/36 (a)                 637,670
                               4,539   GCO Slims Trust Series 2006-1A Class NOTE, 5.72%, 3/01/22 (b)                      4,425,400
                               1,461   GSAA Trust Series 2004-10 Class AF2, 4.22%, 8/25/34 (a)                            1,461,732
                               2,659   GSAMP Trust Series 2005-AHL Class A3, 0.235%, 4/25/35 (a)                          2,260,555
                               3,491   HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1, 2.945%,
                                       10/25/36 (a)                                                                       3,337,904

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)

                                 Par
                               (000)   Asset-Backed Securities                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 1,599   Honda Auto Receivables Owner Trust Series 2006-1 Class A3, 5.07%, 2/18/10       $  1,609,847
                               5,425   Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%, 10/15/10         5,489,869
                               7,003   JPMorgan Mortgage Acquisition Corp. Series 2007-CH5 Class A2, 2.945%,
                                       11/25/29 (a)                                                                       6,598,297
                               3,528   Morgan Stanley ABS Capital I Series 2007-HE2 Class A2A, 2.935%, 1/25/37 (a)        3,294,999
                               5,784   Morgan Stanley ABS Capital I Series 2007-HE6 Class A1, 2.955%, 5/25/37 (a)         5,362,299
                              16,400   National Collegiate Student Loan Trust Series 2005-2 Class AIO, 7.73%,
                                       3/25/12 (c)                                                                        2,378,164
                              33,293   National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75%,
                                       12/25/09 (c)                                                                       3,742,102
                                 940   Popular ABS Mortgage Pass-Through Trust Series 2005-1 Class AF3, 4.142%,
                                       5/25/35 (a)                                                                          941,212
                               9,025   Residential Asset Mortgage Products, Inc. Series 2003-RZ3 Class A6, 3.40%,
                                       3/25/33                                                                            8,413,419
                               3,007   SLM Student Loan Trust Series 2002-1 Class A2, 3.03%, 4/25/17 (a)                  2,987,684
                               4,483   SLM Student Loan Trust Series 2002-4 Class A4, 2.94%, 3/15/17 (a)                  4,462,193
                               5,750   SLM Student Loan Trust Series 2005-8 Class A2, 3.01%, 7/25/22 (a)                  5,677,791
                               3,465   Securitized Asset Backed Receivables LLC Trust Series 2007-NC2 Class A2A,
                                       2.935%, 1/25/37 (a)                                                                3,206,427
                               5,707   Soundview Home Equity Loan Trust Series 2003-2 Class A2, 3.249%, 11/25/33 (a)      5,178,147
                               3,773   Soundview Home Equity Loan Trust Series 2007-OPT3 Class 2A1, 2.955%,
                                       8/25/37 (a)                                                                        3,544,759
                               3,849   USAA Auto Owner Trust Series 2006-1 Class A3, 5.01%, 9/15/10                       3,877,540
                               8,451   WFS Financial Owner Trust Series 2004-4 Class A4, 3.44%, 5/17/12                   8,443,243
                               5,110   Wells Fargo Home Equity Trust Series 2007-2 Class A1, 2.985%, 4/25/37 (a)          4,765,215
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Asset-Backed Securities
                                       (Cost - $166,973,309) - 23.8%                                                    163,824,494
-----------------------------------------------------------------------------------------------------------------------------------

                                       U.S. Government Agency
                                       Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       Fannie Mae Guaranteed Pass-Through Certificates:
                               1,819       4.211%, 3/01/34 (a)                                                            1,816,848
                               1,912       4.639%, 2/01/35 (a)                                                            1,925,217
                               4,684       5.412%, 5/01/37 (a)                                                            4,737,775
                               7,168       5.462%, 12/01/36 (a)                                                           7,281,868
                              11,516       5.50%, 11/01/17 - 12/01/17                                                    11,819,910

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)

                                 Par   U.S. Government Agency
                               (000)   Mortgage-Backed Securities                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 5,342       5.71%, 10/01/36 (a)                                                         $  5,441,378
                              31,663       6.50%, 8/01/32 - 4/15/38 (e)                                                  32,842,640
                               2,948       7.50%, 9/01/35                                                                 3,182,191
                               2,630       8.00%, 7/01/27 - 11/01/32                                                      2,850,158
                                       Freddie Mac Mortgage Participation Certificates (a):
                               2,167       4.424%, 4/01/35                                                                2,190,000
                               5,025       4.631%, 4/01/35                                                                5,033,265
                               9,017       5.58%, 3/01/37                                                                 9,164,482
                               4,686       5.801%, 11/01/36                                                               4,768,786
                              13,051       6.035%, 11/01/36                                                              13,356,222
                               3,090   Ginnie Mae MBS Certificates, 4.75%, 11/20/34 (a)                                   3,090,722
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total U.S. Government Agency Mortgage-Backed Securities
                                       (Cost - $107,775,424) - 15.9%                                                    109,501,462
-----------------------------------------------------------------------------------------------------------------------------------
                                       U.S. Government Agency Mortgage-Backed
                                       Obligations - Collateralized Mortgage Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                              15,180   Fannie Mae Trust Series 360 Class 2, 5%, 8/01/35 (c)                               3,297,985
                               5,959   Fannie Mae Trust Series 377 Class 2, 5%, 10/01/36 (c)                              1,316,371
                               2,705   Fannie Mae Trust Series 2003-17 Class QR, 4.50%, 11/25/25                          2,707,663
                               1,483   Fannie Mae Trust Series 2003-67 Class GL, 3%, 1/25/25                              1,476,872
                               3,436   Fannie Mae Trust Series 2006-M2 Class A1A, 4.855%, 7/25/16 (a)                     3,577,917
                               5,764   Freddie Mac Multiclass Certificates Series 2485 Class AS, 5.50%, 8/15/17           5,989,301
                               2,052   Freddie Mac Multiclass Certificates Series 2673 Class ML, 4%, 12/15/22             2,051,270
                               5,813   Freddie Mac Multiclass Certificates Series 3242 Class FA, 3.116%, 11/15/36 (a)     5,409,806
                              19,554   Freddie Mac Multiclass Certificates Series 3318 Class SK, 0.77%, 5/15/37 (a)(c)    1,342,294
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total U.S. Government Agency Mortgage-Backed Obligations -
                                       Collateralized Mortgage Obligations  (Cost - $26,323,741) - 4.0%                  27,169,479
-----------------------------------------------------------------------------------------------------------------------------------

                                       Non-U.S. Government Agency
                                       Mortgage-Backed Securities
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage        8,117   American Home Mortgage Assets Series 2006-6 Class A1A, 3.085%, 12/25/46 (a)        6,077,005
Obligations - 24.9%            8,205   American Home Mortgage Investment Trust Series 2006-3 Class 11A1, 3.075%,
                                       12/25/46 (a)                                                                       6,243,412
                               6,007   Banc of America Funding Corp. Series 2006-I Class 1A1, 4.59%, 12/20/36 (a)         5,791,309
                               3,029   Banc of America Mortgage Securities Inc. Series 2003-J Class 2A1, 4.086%,
                                       11/25/33 (a)                                                                       3,052,958
                               5,515   Banc of America Mortgage Securities Inc. Series 2006-B Class 3A1, 6.146%,
                                       11/20/36 (a)                                                                       5,145,305

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)

                                 Par   Non-U.S. Government Agency
                               (000)   Mortgage-Backed Securities                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $    59   BlackRock Capital Finance LP Series 1997-R2 Class AP,10.728%,
                                       12/25/35 (a)(b)(f)                                                              $     58,830
                               5,184   Countrywide Alternative Loan Trust Series 2005-56 Class 1A1, 3.625%,
                                       11/25/35 (a)                                                                       4,076,675
                               3,948   Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB8
                                       Class 2A1, 5.19%, 12/20/35 (a)                                                     3,630,664
                               1,385   Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AF1
                                       Class A1, 2.975%, 4/25/36 (a)                                                      1,363,139
                               8,485   GMAC Mortgage Corp. Loan Trust Series 2003-J10 Class A1, 4.75%, 1/25/19            8,280,625
                               8,529   GSR Mortgage Loan Trust Series 2005-AR1 Class 2A1, 4.921%, 1/25/35 (a)             8,088,202
                               6,560   GSR Mortgage Loan Trust Series 2007-AR1 Class 2A1, 5.999%, 3/25/37 (a)             6,239,429
                               3,902   Harborview Mortgage Loan Trust Series 2006-11 Class A1A, 2.97%, 12/19/36 (a)       2,675,233
                               4,821   Harborview Mortgage Loan Trust Series 2006-12 Class 2A2B, 3.05%, 1/19/38 (a)       3,051,385
                               7,571   Homebanc Mortgage Trust Series 2005-3 Class A1, 3.135%, 7/25/35 (a)                5,102,716
                               3,405   Indymac Index Mortgage Loan Trust Series 2006-AR41 Class A3, 3.075%,
                                       2/25/37 (a)                                                                        2,089,478
                               6,737   JPMorgan Mortgage Trust Series 2007-A1 Class 2A1, 4.768%, 7/25/35 (a)              6,789,106
                               4,146   Luminent Mortgage Trust Series 2006-7 Class 1A1, 3.075%, 5/25/36 (a)               2,585,287
                                 143   Ocwen Residential MBS Corp. Series 1998-R2 Class AP, 6.92%, 11/25/34 (a)(b)           93,239
                               7,100   Permanent Financing Plc Series 5 Class 3A, 3.15%, 6/10/34 (a)                      7,004,413
                               5,215   Permanent Financing Plc Series 8 Class 2A, 3.06%, 6/10/14 (a)                      5,209,128
                               4,785   Permanent Master Issue Plc Series 2007-1 Class 2A1, 4.31%, 1/15/16 (a)             4,724,805
                               4,008   Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 3.075%,
                                       11/25/36 (a)                                                                       2,656,119
                               3,267   Residential Asset Securitization Trust Series 2005-A5 Class A12, 3.195%,
                                       5/25/35 (a)                                                                        3,012,613
                                  11   Salomon Brothers Mortgage Securities VI, Inc. Series 1986-1 Class A, 6%,
                                       12/25/11                                                                              11,182
                                   5   Structured Mortgage Asset Residential Trust Series 1991-1 Class H, 8.25%,
                                       6/25/22                                                                                5,425
                               6,296   SunTrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3,
                                       5.719%, 4/25/37 (a)                                                                5,794,017
                                   4   WaMu Mortgage Pass-Through Certificates Series 2000-1 Class B1, 3.295%,
                                       1/25/40 (a)(b)                                                                         1,466

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)

                                 Par   Non-U.S. Government Agency
                               (000)   Mortgage-Backed Securities                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $13,794   WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Class A1, 3.918%,
                                       6/25/34 (a)                                                                     $ 13,622,467
                               7,175   WaMu Mortgage Pass-Through Certificates Series 2005-AR12 Class 1A6, 4.835%,
                                       10/25/35 (a)                                                                       6,485,338
                               6,515   WaMu Mortgage Pass-Through Certificates Series 2006-AR12 Class 1A4, 6.07%,
                                       10/25/36 (a)                                                                       6,203,374
                               7,438   WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Class 4A1, 5.349%,
                                       3/25/37 (a)                                                                        7,020,717
                                  41   Walsh Acceptance Series 1997-2 Class A, 5.188%, 3/01/27 (a)                            5,072
                               7,925   Wells Fargo Mortgage Backed Securities Trust Series 2004-3 Class A1, 4.75%,
                                       4/25/19                                                                            7,870,786
                               7,917   Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A1, 5.24%,
                                       4/25/36 (a)                                                                        7,792,932
                               5,882   Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10 Class 2A1,
                                       5.649%, 7/25/36 (a)                                                                5,635,770
                               7,964   Wells Fargo Mortgage Backed Securities Trust Series 2007-8 Class 2A7, 6%,
                                       7/25/37                                                                            7,916,549
                                                                                                                       ------------
                                                                                                                        171,406,170
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed     3,465   Banc of America Commercial Mortgage, Inc. Series 2000-1 Class A2A, 7.333%,
Securities - 12.9%                     11/15/31 (a)(g)                                                                    3,542,506
                               3,728   CS First Boston Mortgage Securities Corp. Series 1999-C1 Class A2, 7.29%,
                                       9/15/41                                                                            3,813,035
                               2,699   CS First Boston Mortgage Securities Corp. Series 2002-CKS4 Class A1, 4.485%,
                                       11/15/36                                                                           2,648,701
                              62,178   CS First Boston Mortgage Securities Corp. Series 2003-CPN1 Class ASP,
                                       1.584%, 3/15/35 (a)(c)                                                             1,549,408
                               2,018   CS First Boston Mortgage Securities Corp. Series 2004-C3 Class A2, 3.913%,
                                       7/15/36                                                                            1,998,960
                               3,680   Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2, 7.198%,
                                       1/15/32                                                                            3,777,376
                               4,130   Chase Manhattan Bank-First Union National Bank Series 1999-1 Class A2,
                                       7.439%, 8/15/31 (a)                                                                4,225,935
                               7,600   Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.889%,
                                       12/10/49 (a)                                                                       7,541,150
                               3,433   Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2, 7.03%, 6/15/31       3,479,531
                               4,955   GE Capital Mall Finance Corp. Series 1998-1A Class A2, 6.32%, 9/13/28              4,967,396
                               3,697   GMAC Commercial Mortgage Securities, Inc. Series 1998-C2 Class A2, 6.42%,
                                       5/15/35                                                                            3,695,424
                               3,743   GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class A2, 6.175%,
                                       5/15/33 (a)                                                                        3,754,725
                              37,280   Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class XP, 2.059%,
                                       1/11/35 (a)(c)                                                                     1,163,748

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)

                                 Par   Non-U.S. Government Agency
                               (000)   Mortgage-Backed Securities                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $12,351   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC
                                       Class A3, 6.26%, 3/15/33                                                        $ 12,579,115
                               4,030   JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20
                                       Class A4, 5.794%, 2/12/51 (a)                                                      3,999,932
                              11,196   LB Commercial Conduit Mortgage Trust Series 1999-C1 Class A2, 6.78%, 6/15/31      11,313,656
                              65,292   LB-UBS Commercial Mortgage Trust Series 2002-C4 Class XCP, 1.475%,
                                       10/15/35 (a)(c)                                                                    1,265,687
                               3,167   LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A1, 3.625%, 10/15/29         3,129,458
                               6,469   TIAA Retail Commercial Trust Series 2007-C4 Class A1, 5.693%, 8/15/39 (a)          6,473,831
                               3,625   Wachovia Bank Commercial Mortgage Trust Series 2006-C25 Class A4,
                                       5.742%, 5/15/43 (a)                                                                3,660,056
                                                                                                                       ------------
                                                                                                                         88,579,630
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Non-U.S. Government Agency Mortgage-Backed Securities
                                       (Cost - $274,297,760) - 37.8%                                                    259,985,800
-----------------------------------------------------------------------------------------------------------------------------------

Industry                               Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%     1,250   Goodrich Corp., 6.45%, 4/15/08                                                     1,251,192
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                  539   American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12                               506,212
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%             2,000   DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08                                   2,000,738
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%         1,790   Deutsche Bank AG, 5.375%, 10/12/12                                                 1,870,734
                               1,535   Lehman Brothers Holdings, Inc., 3.50%, 8/07/08                                     1,511,484
                               1,605   Lehman Brothers Holdings, Inc., 3.233%, 5/25/10 (a)                                1,435,826
                               5,043   Morgan Stanley, 5.625%, 1/09/12                                                    5,080,706
                                                                                                                       ------------
                                                                                                                          9,898,750
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%           90   Glitnir Banki HF, 4.154%, 4/20/10 (a)(b)                                              74,273
                               1,500   Wachovia Corp., 6.15%, 3/15/09                                                     1,512,705
                                                                                                                       ------------
                                                                                                                          1,586,978
-----------------------------------------------------------------------------------------------------------------------------------
Communications                   955   Cisco Systems, Inc., 3.158%, 2/20/09 (a)                                             954,996
Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%        3,500   HSBC Finance Corp., 4.125%, 12/15/08                                               3,495,758
                               2,055   SLM Corp. Series A, 4%, 1/15/09                                                    1,850,373
                                                                                                                       ------------
                                                                                                                          5,346,131
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial          5,850   Citigroup, Inc., 5.30%, 10/17/12                                                   5,878,515
Services - 2.7%               10,350   General Electric Capital Corp., 3.369%, 11/01/12 (a)                               9,891,236
                               2,700   General Electric Capital Corp. Series A, 3.75%, 12/15/09 (g)                       2,731,136
                                                                                                                       ------------
                                                                                                                         18,500,887
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                    1,810   AT&T, Inc., 4.125%, 9/15/09                                                        1,820,071
Telecommunication              2,500   Deutsche Telekom International Finance BV, 3.875%, 7/22/08                         2,501,650
Services  - 1.2%                 250   Qwest Corp., 6.05%, 6/15/13 (a)                                                      225,000
                               2,250   Telecom Italia Capital SA, 4%, 11/15/08                                            2,229,345

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)


Industry                               Corporate Bonds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 1,275   Telefonica Emisiones SAU, 5.984%, 6/20/11                                       $  1,312,930
                                                                                                                       ------------
                                                                                                                          8,088,996
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%        685   Xcel Energy, Inc., 3.40%, 7/01/08                                                    683,654
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%           1,115   Kraft Foods, Inc., 5.625%, 8/11/10                                                 1,156,809
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%             180   Transcontinental Gas Pipe Line Corp. Series B, 8.875%, 7/15/12                       204,750
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%               1,500   Prudential Financial, Inc., 3.75%, 5/01/08                                         1,499,848
                               1,125   ZFS Finance (USA) Trust I, 6.15%, 12/15/65 (a)(b)                                    994,146
                               1,900   ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(b)                                 1,797,039
                                                                                                                       ------------
                                                                                                                          4,291,033
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                   2,825   British Sky Broadcasting Plc, 8.20%, 7/15/09                                       2,905,323
                               1,200   Comcast Cable Communications LLC, 6.20%, 11/15/08                                  1,214,347
                               1,470   Comcast Corp., 4.677%, 7/14/09 (a)                                                 1,430,448
                               1,220   News America, Inc., 6.75%, 1/09/38                                                 1,276,996
                                                                                                                       ------------
                                                                                                                          6,827,114
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 2.0%         6,350   CenterPoint Energy Transition Bond Co. LLC Series A-2, 4.97%, 8/01/14              6,579,870
                               2,395   Dominion Resources, Inc., 5.688%, 5/15/08 (d)                                      2,399,816
                               2,000   Dominion Resources, Inc. Series D, 5.125%, 12/15/09                                2,047,226
                               2,650   Energy East Corp., 6.75%, 6/15/12                                                  2,831,949
                                                                                                                       ------------
                                                                                                                         13,858,861
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable          2,475   Anadarko Petroleum Corp., 3.20%, 9/15/09 (a)                                       2,428,158
Fuels - 1.2%                   3,775   Conoco Funding Co., 6.35%, 10/15/11                                                4,112,983
                               1,910   Midamerican Energy Holdings Co., 3.50%, 5/15/08                                    1,909,612
                                                                                                                       ------------
                                                                                                                          8,450,753
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment         1,400   Nationwide Health Properties, Inc., 7.60%, 11/20/28                                1,615,583
Trusts (REITs) - 0.5%          1,400   Nationwide Health Properties, Inc., 6.59%, 7/07/38                                 1,530,359
                                 815   Rouse Co. LP, 3.625%, 3/15/09                                                        767,445
                                                                                                                       ------------
                                                                                                                          3,913,387
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication     2,525   Vodafone Group Plc, 3.369%, 2/27/12 (a)                                            2,286,332
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Corporate Bonds (Cost - $90,382,122) - 13.0%                                89,807,573
-----------------------------------------------------------------------------------------------------------------------------------

                                       Capital Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%           285   Credit Suisse Guernsey Ltd. Series 1, 3.755% (a)(h)                                  230,850
                               3,180   Goldman Sachs Capital III Series F, 3.846% (a)(h)                                  2,003,400
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Capital Trusts (Cost - $3,465,000) - 0.3%                                    2,234,250
-----------------------------------------------------------------------------------------------------------------------------------

                                       Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 4.3%          29,861   Brown Brothers Harriman & Co., 1.63%, 3/31/08                                     29,861,171
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities (Cost - $29,861,171) - 4.3%                           29,861,171
-----------------------------------------------------------------------------------------------------------------------------------

                                       Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased            34   Receive a fixed rate of 5.36% and pay a floating rate based on 3-month LIBOR,
                                       expiring February 2011, broker Credit Suisse First Boston                          1,345,075

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                      (Percentage shown are based on Net Assets)

                          Contracts+   Options Purchased                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  33   Receive a fixed rate of 5.705% and pay a floating rate based on 3-month
                                       LIBOR, expiring May 2012, broker Deutsche Bank AG                               $  2,590,994
                                                                                                                       ------------
                                                                                                                          3,936,069
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased             34   Pay a fixed rate of 5.36% and receive a floating rate based on 3-month
                                       LIBOR, expiring February 2011, broker Credit Suisse First Boston                   2,412,868
                                  33   Pay a fixed rate of 5.705% and receive a floating rate based on 3-month
                                       LIBOR, expiring May 2012, broker Deutsche Bank AG                                  1,312,197
                                                                                                                       ------------
                                                                                                                          3,725,065
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Options Purchased (Premiums Paid - $6,288,010) - 1.1%                        7,661,134
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments Before TBA Sale Commitments and Options Written
                                       (Cost - $705,366,537*) - 100.2%                                                  690,045,363
-----------------------------------------------------------------------------------------------------------------------------------

                                       TBA Sale Commitments
-----------------------------------------------------------------------------------------------------------------------------------
                             $31,600   Fannie Mae Guaranteed Pass-Through Certificates, 6.50%, 8/01/32 - 4/15/38        (32,734,819)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total TBA Sale Commitments (Premiums Received - $32,438,692) - (4.8%)            (32,734,819)
-----------------------------------------------------------------------------------------------------------------------------------

                          Contracts+   Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written              12   Pay a fixed rate of 4.96% and receive a floating rate based on 3-month
                                       LIBOR, expiring May 2008, broker Deutsche Bank AG                                   (881,714)
-----------------------------------------------------------------------------------------------------------------------------------
Put Options Written               12   Receive a fixed rate of 5.46% and pay a floating rate based on 3-month
                                       LIBOR, expiring May 2008, broker Deutsche Bank AG                                       (496)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Options Written (Premiums Received - $294,500) - (0.1%)                       (882,210)
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments, Net of TBA Sale Commitments and Options Written
                                       (Cost - $672,633,345) - 95.3%                                                    656,428,334

                                       Other Assets Less Liabilities - 4.7%                                              32,063,742
                                                                                                                       ------------
                                       Net Assets - 100.0%                                                             $688,492,076
                                                                                                                       ============

+     One contract represents a notional amount of $1,000,000.
* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 706,043,974
                                                                  =============
      Gross unrealized appreciation                               $   7,130,575
      Gross unrealized depreciation                                 (23,129,186)
                                                                  -------------
      Net unrealized depreciation                                 $ (15,998,611)
                                                                  =============

(a)   Floating rate security. Rate shown is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to transactions exempt from registration to qualified Institutional Investors. Unless otherwise indicated, these securities are not considered to be illiquid.

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)

(c) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(d) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                      Purchase    Sale      Realized    Interest
      Affiliate                         Cost      Cost        Gain       Income
      --------------------------------------------------------------------------
      BlackRock Capital Finance LP
      Series 1997-R2 Class AP,
      10.728%, 12/25/35                  --       $179       $4,892     $22,275
      --------------------------------------------------------------------------

(g) All, or a portion, of security held as collateral in connection with open financial futures contracts.
(h)   The security is a perpetual bond and has no definite maturity date.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of March 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                                     Expiration           Face          Appreciation
      Contracts         Issue         Exchange          Date              Value        (Depreciation)
      ----------------------------------------------------------------------------------------------
         297        EuroBobl
                    Future              Eurex         June 2008       $  52,319,108      $ (560,618)

         116        Euro BUND
                    Future            Frankfurt       June 2008       $  21,401,557        (161,476)

          18        Euro Dollar
                    Future             Chicago        June 2010       $   4,339,630          12,995

          18        Euro Dollar
                    Future             Chicago      September 2010    $   4,330,480          12,995

          18        Euro Dollar
                    Future             Chicago      December 2010     $   4,321,180          12,545

        2,353       2-Year U.S.
                    Treasury Bond      Chicago        June 2008       $ 504,039,070       1,047,086
      ----------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                $  363,527
                                                                                         ===========

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)

o     Financial futures contracts sold as of March 31, 2008 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                                     Expiration           Face          Appreciation
      Contracts         Issue         Exchange          Date              Value        (Depreciation)
      ----------------------------------------------------------------------------------------------
          14        Euro Dollar
                    Future             Chicago        June 2008       $  3,332,253       $   (88,297)

          14        Euro Dollar
                    Future             Chicago      September 2008    $  3,334,405           (92,270)

          14        Euro Dollar
                    Future             Chicago      December 2008     $  3,335,105           (89,295)

          23        Euro Dollar
                    Future             Chicago        March 2009      $  5,478,814          (145,549)

          11        Euro Dollar
                    Future             Chicago        June 2009       $  2,619,477           (65,348)

          11        Euro Dollar
                    Future             Chicago      September 2009    $  2,618,377           (60,810)

          11        Euro Dollar
                    Future             Chicago      December 2009     $  2,617,140           (54,348)

          22        Euro Dollar
                    Future             Chicago        March 2010      $  5,232,629           (99,346)

         177        5-Year U.S.
                    Treasury Bond      Chicago        June 2008       $ 20,162,448           (57,037)

         710        10-Year U.S.
                    Treasury Bond      Chicago        June 2008       $ 83,099,966        (1,356,753)

          10        20-Year U.S.
                    Treasury Bond      Chicago        June 2008       $  1,182,777            (6,191)
      ----------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                $(2,115,244)
                                                                                         ===========

o     Forward foreign exchange contracts as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Currency                    Currency        Settlement       Appreciation
      Purchased                     Sold             Date         (Depreciation)
      --------------------------------------------------------------------------
      JPY    844,034,999     USD      7,765,812     4/11/08          $ 707,672
      USD      1,218,429     EUR        831,125     4/23/08            (92,697)
      USD      7,536,079     JPY    800,000,000     4/23/08           (501,494)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on
      Forward Foreign Exchange Contracts - Net                       $ 113,481
                                                                     ===========

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC
Schedule of Investments as of March 31, 2008 (Unaudited)

o     Swaps contracts outstanding as of March 31, 2008 were as follows:

      ---------------------------------------------------------------------------------------------------------------------
                                                                                             Notional          Unrealized
                                                                                              Amount          Appreciation
                                                                                              (000)          (Depreciation)
      ---------------------------------------------------------------------------------------------------------------------
      Receive a fixed rate of 4.4325% and pay a floating rate based 3-month LIBOR

      Broker, Deutsche Bank AG
      Expires August 2009                                                                 SEK    40,864       $ (1,044,312)

      Receive a fixed rate of 7.1192% and pay a floating rate based on 6-month LIBOR

      Broker, Deutsche Bank AG
      Expires October 2012                                                                AUD    19,754           118,646

      Receive a fixed rate of 5.025% and receive a floating rate based on 3-month USD LIBOR

      Broker, Deutsche Bank AG
      Expires November 2017                                                               USD    30,000           455,075
      ---------------------------------------------------------------------------------------------------------------------
      Total                                                                                                   $  (470,591)
                                                                                                              =============

o     Currency Abbreviations:

      AUD         Australian Dollar
      EUR         Euro
      JPY         Japanese Yen
      SEK         Swedish Krona
      USD         U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: May 22, 2008